SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Rollforward of Reserve for Obsolete Materials and Supplies (Details) - USD ($) $ in Thousands	12 Months Ended
	Oct. 29, 2017	Oct. 30, 2016	Nov. 01, 2015
Inventory Obsolescence
Beginning balance	$ 3,984	$ 3,749	$ 1,743
Provisions	1,923	1,463	943
Dispositions	(702)	(1,228)	(552)
Reserve of acquired company at date of acquisition	0	0	1,615
Ending balance	$ 5,205	$ 3,984	$ 3,749